Long Term Debt - Components of Interest Expense by Instrument Type (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Interest on convertible debentures	$ 12,804	$ 29,012	$ 31,330	$ 135,314
Amortization of debt discounts	675,239	305,747	357,612	820,288
Loss on debt conversions			4,272	10,508
Interest on short term debt			12,131	141
Accounts payable related finance charges	2,395	3,646	4,303	2,499
Interest expense	$ 745,048	$ 345,274	$ 409,648	$ 968,750